Benefit Plans - Obligations and Funded Status (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value of plan assets
Balance at the beginning of the period	$ 359
Balance at the end of the period	333	$ 359
Pension Plan
Projected benefit obligation
Balance at the beginning of the period	409	323	$ 368
Interest cost	15	15	14
Actuarial loss (gain)	(24)	83	(47)
Benefits paid: Plan assets	(12)	(12)	(12)
Curtailment	0	0	0
Balance at the end of the period	388	409	323
Fair value of plan assets
Balance at the beginning of the period	359	317	347
Actual return of plan assets, net of expenses	(15)	54	(18)
Company contributions	1	0	0
Benefits paid: Plan assets	(12)	(12)	(12)
Balance at the end of the period	333	359	317
Funded status, end of period	(55)	(50)	(6)
Net amounts recognized in the consolidated balance sheet:
Noncurrent assets	0	0	7
Pension and Other Postretirement Defined Benefit Plans, Liabilities	(55)	(50)	(13)
Total amounts recognized	(55)	(50)	(6)
Pretax amounts recognized in accumulated other comprehensive income or loss:
Total amounts recognized	29	(19)	26
Projected benefit obligation of non-qualified unfunded plans	10	10
Accumulated benefit obligation	388	409
Postretirement
Projected benefit obligation
Balance at the beginning of the period	$ 0	2	7
Interest cost		0	0
Actuarial loss (gain)		0	(5)
Curtailment		(2)	0
Balance at the end of the period		0	2
Fair value of plan assets
Company contributions		0	0
Funded status, end of period		0	(2)
Net amounts recognized in the consolidated balance sheet:
Noncurrent assets		0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities		0	(2)
Total amounts recognized		0	(2)
Pretax amounts recognized in accumulated other comprehensive income or loss:
Total amounts recognized		$ 0	$ 4